Equity securities, at fair value (Details Narrative) - OpenLimit Holding AG	1 Months Ended	12 Months Ended
	Mar. 29, 2017 USD ($) shares	Dec. 31, 2023 USD ($)	Mar. 29, 2017 EUR (€) shares
Equity financing | €			€ 750,000
Equity financing, shares received | shares	2,200,000		2,200,000
Investment ownership percentage	8.40%		8.40%
Conversion ratio, per share	0.3409
Equity securities, fair value	$ 846,561
Write-off of investment		$ 1,180